DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEBT
Schedule of future loan maturities
For the year ended December 31,

2021	0
2022	5,146,176
Total	$5,146,176

For the year ending December 31,

2021	1,305,005